Talcott Resolution Life Insurance Company Separate Account Seven
File No. 333-148570	Leaders IV
Leaders Platinum I
Leaders / Chase III
Huntington Leaders II
Leaders Ultra
Leaders Select II
File No. 333-148553	Leaders Foundation
Talcott Resolution Life and Annuity Insurance Company Separate Account Seven
File No. 333-148555	Leaders Edge IV
File No. 333-148566	Leaders Foundation
Talcott Resolution Life Insurance Company Separate Account Three
File No. 333-119414	Director M
First Horizon Director M
Director M Platinum
AmSouth Variable Annuity M
Director M Select
Fifth Third Director M
The Huntington Director M
Wells Fargo Director M
Classic Director M
Director M Ultra
File No. 333-119419	Director M Access
File No. 333-119415	Director M Edge
File No. 333-119422	Director M Plus
File No. 333-119417	Director M Outlook
First Horizon Director M Outlook
Director M Platinum Outlook
AmSouth Variable Annuity M Outlook
The Director M Select Outlook
Huntington Director M Outlook
Wells Fargo Director M Outlook
Classic Director M Outlook
Talcott Resolution Life and Annuity Insurance Company Separate Account Three
File No. 333-119423	Director M Access
File No. 333-119420	Director M Edge
File No. 333-119416	Director M Plus
File No. 333-119421	Director M Outlook
Wells Fargo Director M Outlook

Product Information Notice dated March 16, 2020

Effective April 1, 2020, the "Lord Abbett Calibrated Dividend Growth Portfolio" will change its name to “Lord Abbett Dividend Growth Portfolio.”

This Notice Should Be Retained for Future Reference.

HV-7785